EMPLOYEE BENEFITS - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2018 EUR (€)
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 14,479
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	4,619
2019 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,167
2019 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	47
2020 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,413
2020 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	48
2021 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,754
2021 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	48
2022 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,649
2022 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	3,787
2023 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,746
2023 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	4
Beyond 2023 | Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	6,750
Beyond 2023 | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 685